Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 74,689	$ 54,219
Down payments from clients	4,244	416
Other accounts payable	54,522	37,922
Total	$ 133,455	$ 92,557